SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of contract liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unearned revenue	$ 2,101,325	$ 2,178,086